10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

NOTE 10: FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

The principal financial assets of the Company consist of cash and cash equivalents and restricted cash. The principal financial liabilities of the Company consist of short-term debt, unsecured convertible promissory notes, derivative liability and accrued stock-based compensation.

Fair Value of Financial Instruments

Financial instruments are stated at their fair values. The carrying amounts of the following financial instruments approximate their fair values due to their relatively short maturities: cash and cash equivalents and restricted cash. The fair values of short-term debt, unsecured convertible promissory notes, derivative liability and accrued stock-based compensation are estimated by taking into consideration the Company’s creditworthiness and the market value of the underlying mortgage assets.

The estimated fair values of the Company’s financial instruments were as follow:

	Book Value	Fair Value	Book Value	Fair Value
	December 31, 2017		December 31, 2016
Assets
Cash and cash equivalents	$209,663	$209,663	$13,718	$13,718
Restricted cash	$953	$953	$1,125	$1,125
Liabilities
Current portion of debt	$1,410,000	$1,410,000	$1,681,989	$1,681,989
Current and non-current portion of unsecured convertible promissory notes, net	$611,144	$611,144	$230,583	$230,583
Derivative liability	$13,013,260	$13,013,260	$7,493,066	$7,493,066
Accrued stock-based compensation	$64,000	$64,000	$1,700,000	$1,700,000

Derivative Liabilities

The Company identified conversion features embedded within the unsecured convertible promissory notes issued and their accrued interest (refer to Note 9). The Company has determined that the features associated with the embedded conversion option, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability. The Company has elected to account for these instruments together with fixed conversion price instruments as derivative liabilities as the Company cannot determine if a sufficient number of shares of Common Stock would be available to settle all potential future conversion transactions.

The fair value of the conversion feature is summarized as follows:

Derivative Liability	Allocated to Debt Discount	Movement	Balance at December 31, 2016	Allocated to Debt Discount	Movement	Balance at December 31, 2017
YP Holdings, LLC (Conversion type 1)	$3,150,000	$2,049,875	$5,199,875	$(910,400)	$2,557,718	$6,847,193
Various financial institutions and third parties (Conversion type 2)	1,454,209	838,982	$2,293,191	502,000	2,269,154	$5,064,345
Financial institution (Conversion type 3)	—	—	—	710,000	391,722	1,101,722
Total	$4,604,209	$2,888,857	$7,493,066	$301,600	$5,218,594	$13,013,260

Derivative Expense	Day One Loss	(Gain)/Loss in Change in Fair Value of Embedded Derivative Liability	Ending Balance
YP Holdings, LLC (Conversion type 1)	$4,471,289	$(321,410)	$4,149,879
Various financial institutions and third parties (Conversion type 2)	970,536	(131,558)	838,978
Year ended December 31, 2016	$5,441,825	$(452,968)	$4,988,857
YP Holdings, LLC (Conversion type 1)	$—	$4,114,627	$4,114,627
Various financial institutions and third parties (Conversion type 2)	870,813	1,398,341	2,269,154
Financial institution (Conversion type 3)	914,541	(527,859)	386,682
Year ended December 31, 2017	$1,785,354	$4,985,109	$6,770,463

The Company recorded a day one derivative expense and a gain in change in fair value of embedded derivative liability of $5,441,825 and $452,968, respectively, for the year ended December 31, 2016. The Company recorded a day one derivative expense and a loss in a change in fair value of embedded derivative liability of $1,785,354 and $4,985,109, respectively, for the year ended December 31, 2017.

The fair value of the derivative liability was estimated using the Income Approach and the Black Scholes option pricing model. The maturity dates of the unsecured convertible promissory notes range from December 17, 2018 to March 31, 2027. The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions:

Year ended December 31, 2017	Commitment Date	Re-measurement Date	Year ended December 31, 2016	Commitment Date	Re-measurement Date
Expected dividends:	0%	0%	Expected dividends:	0%	0%
Expected volatility:	246.51% - 368.52%	367.11%	Expected volatility:	250.12%	250.12%
Expected term:	1 - 9 Years	1 - 9 Years	Expected term:	10 Year	10 Year
Risk free interest rate:	2.31% - 2.62%	2.40%	Risk free interest rate:	1.46% - 2.33%	2.45%

Share Settled True-up Clauses

During 2017 and 2016, in connection with the executive employment agreement and the annual compensations of the non-employee directors (refer to Note 12), the Company granted certain share true-up clauses. Pursuant to the share true-up clauses, the Company may issue additional shares of Common Stock (“True-up shares”), so that during the true-up period the aggregate value of the said shares of Common Stock be always maintained at a minimum as the aggregate value of the agreed amount less any collected amounts after the sale of the issued shares of Common Stock by each individual. Because of these terms, the true-up clauses have been accounted for pursuant to ASC 480, which states that separate financial instruments that are settled through the issuance of a variable number of shares should be accounted for as liabilities at fair value, with changes in fair value recorded to earnings. The Company measures the initial fair value of these liabilities based on the amount originally due pursuant to the agreement. The accounting for the original issuance of shares of Common Stock was an increase in shares of Common Stock and additional paid-in capital and a decrease in the original liability. Quarterly, the Company measures its obligation to issue additional True-up shares according to the true-up clauses and records a liability if required. Once True-up shares are issued, this is recorded first as a reduction to the liability and any excess valuation as additional stock-based compensation expense. When the Company receives notification of cash proceeds less than the settlement value, the amount of the cash proceeds received by the counterparty are recorded as a reduction in the liability and is treated as a gain. Upon expiration of the true-up clauses or the satisfaction through sale of shares issued by the counterparty, any remaining liability will be treated as a gain (or netted against stock-based compensation expense). As of December 31, 2017, the Company was not required to issue additional True-up shares and as a result, no additional liability was booked. During the year ended December 31, 2017, an additional aggregate net expense of $2,454,130 was recorded in relation to the issuance of shares of Common Stock, the True-up shares and the effect of the resignations of two of the members of Board of Directors (refer to Note 12).

Fair Value Measurements

The estimated fair value of the Company’s financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level 1: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3: Inputs that are unobservable.

The following tables present the fair value of Company’s financial instruments and are categorized using the fair value hierarchy:

	Total	Level 1	Level 2	Level 3
December 31, 2017
Assets
Cash and cash equivalents	$209,663	$209,663	$—	$—
Restricted cash	$953	$953	$—	$—
Liabilities
Current portion of debt	$1,410,000	$—	$1,410,000	$—
Current and non-current portion of unsecured convertible promissory notes, net	$611,144	$—	$611,144	$—
Derivative liability	$13,013,260	$—	$—	$13,013,260
Accrued stock-based compensation	$64,000	$—	$64,000	$—
December 31, 2016
Assets
Cash and cash equivalents	$13,718	$13,718	$—	$—
Restricted cash	$1,125	$1,125	$—	$—
Liabilities
Current portion of debt	$1,681,989	$—	$1,681,989	$—
Current and non-current portion of unsecured convertible promissory notes, net	$230,583	$—	$230,583	$—
Derivative liability	$7,493,066	$—	$—	$7,493,066
Accrued stock-based compensation	$1,700,000	$—	$1,700,000	$—

The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices, evaluation of the estimated fair market values for the Vessel, which is pledged under the debt, as well as taking into account the Company’s creditworthiness. The fair value of the derivative liability was estimated using the Black Scholes option pricing model for the years ended December 31, 2016 and 2017. The fair value at the measurement date is equal to the carrying value on the balance sheet.

Interest Rate Risk

Interest rate risk arises on borrowings. Considering its financial position, the Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the short-term debt and the unsecured convertible promissory notes are disclosed in Notes 7, 8 and 9.

Concentration of Credit Risk

The Company believes that no significant credit risk exists with respect to the Company’s cash due to the spread of this risk among various different banks. Credit risk with respect to trade accounts receivable is reduced by the Company by chartering the Vessel to established charterers.

Cash deposits in excess of amounts covered by FDIC or Eurozone - provided insurance are exposed to loss in the event of non-performance by financial institutions. Management of the Company, considers the probability of incurring a loss deriving from the valuation of cash accounts in financial institutions that are not covered by FDIC or Eurozone, as remote. As of December 31, 2017, the Company does not have amounts above the FDIC insurance amount of $250,000. Deposits in excess of the Eurozone limits of Euro 100,000 totaled $70,681 at December 31, 2017. As of December 31, 2016, the Company did not maintain cash deposits in excess of the provided insurance limits.